Long-term Debt - Summary of Long-term Debt (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 CAD ($)
Disclosure Of Detailed Information About Borrowings [Abstract]
Balance at January 1, 2021	$ 40,532
Stated and accreted interest	2,191
Repayment of stated interest	(973)
Balance at June 30, 2021	$ 41,750